LONG-TERM DEBT - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument
Total long-term debt	$ 247,500
Less: current portion of long-term debt	13,750	$ 13,750
Less: unamortized debt issuance costs	1,804	2,529
Long-term debt, net	231,946	244,971
ANGI Homeservices | Term Loan | ANGI Term Loan due November 5, 2023
Debt Instrument
Total long-term debt	$ 247,500	$ 261,250